Risk and sensitivity analysis - Asia, equity price sensitivity (Details) - Asia insurance operations - Non-linked shareholder-backed - Equity price risk - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk and sensitivity analysis
Exposure to equity and property investment	£ 2,151	£ 1,764
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ (557)	£ (478)
Change in related deferred tax (where applicable), decrease in assumption	17	7
Net effect on profit and shareholders' equity, decrease in assumption	£ (540)	£ (471)
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ (279)	£ (239)
Change in related deferred tax (where applicable), decrease in assumption	8	4
Net effect on profit and shareholders' equity, decrease in assumption	£ (271)	£ (235)